Basis of preparation (narrative) (details)	12 Months Ended
	Dec. 31, 2025	Mar. 11, 2025
Consolidated Statements [Line Items]
Exchange rate	3.19
Principal shareholder ordinary shares percentage		58.80%
US Dollars [Member]
Consolidated Statements [Line Items]
Exchange rate	1